Fair Value Accounting - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011 T
Fair Value Assets Measured On Recurring and Nonrecurring Basis [Line Items]
Impairment loss related to property, plant and equipment	$ 72.6
Agreement duration		5 years
Annual wet washing capacity		3,500,000
Discount rate used to estimate fair value	10.40%
Wet Washing Facility [Member]
Fair Value Assets Measured On Recurring and Nonrecurring Basis [Line Items]
Impairment loss related to property, plant and equipment	66.3
Impairment loss	30.2
Prepaid toll washing fees	33.6
Prepaid expenses	$ 3.4